First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 1.0%
32,292	Axon Enterprise, Inc. (a)	$16,983,977
	Automobiles — 1.1%
72,710	Tesla, Inc. (a)	18,843,524
	Beverages — 4.2%
212,950	Coca-Cola Europacific Partners PLC	18,533,039
539,009	Keurig Dr Pepper, Inc.	18,444,888
315,542	Monster Beverage Corp. (a)	18,465,518
124,330	PepsiCo, Inc.	18,642,040
		74,085,485
	Biotechnology — 5.0%
57,220	Amgen, Inc.	17,826,891
128,344	Biogen, Inc. (a)	17,562,593
168,881	Gilead Sciences, Inc.	18,923,116
27,463	Regeneron Pharmaceuticals, Inc.	17,417,859
35,937	Vertex Pharmaceuticals, Inc. (a)	17,422,976
		89,153,435
	Broadline Retail — 2.9%
92,165	Amazon.com, Inc. (a)	17,535,313
8,631	MercadoLibre, Inc. (a)	16,837,959
142,796	PDD Holdings, Inc., ADR (a)	16,899,906
		51,273,178
	Chemicals — 1.0%
39,456	Linde PLC	18,372,292
	Commercial Services & Supplies — 2.2%
94,595	Cintas Corp.	19,442,110
337,194	Copart, Inc. (a)	19,081,809
		38,523,919
	Communications Equipment — 1.0%
299,896	Cisco Systems, Inc.	18,506,582
	Consumer Staples Distribution & Retail — 1.1%
19,888	Costco Wholesale Corp.	18,809,673
	Electric Utilities — 4.1%
172,046	American Electric Power Co., Inc.	18,799,467
81,283	Constellation Energy Corp.	16,389,091
412,871	Exelon Corp.	19,025,096
261,666	Xcel Energy, Inc.	18,523,336
		72,736,990
	Electronic Equipment, Instruments & Components — 1.0%
109,221	CDW Corp.	17,503,757
Shares	Description	Value

	Energy Equipment & Services — 1.0%
409,969	Baker Hughes Co.	$18,018,138
	Entertainment — 4.0%
125,320	Electronic Arts, Inc.	18,111,246
18,832	Netflix, Inc. (a)	17,561,405
84,713	Take-Two Interactive Software, Inc. (a)	17,556,769
1,683,775	Warner Bros. Discovery, Inc. (a)	18,066,906
		71,296,326
	Financial Services — 1.0%
257,640	PayPal Holdings, Inc. (a)	16,811,010
	Food Products — 2.1%
612,593	Kraft Heinz (The) Co.	18,641,205
280,325	Mondelez International, Inc., Class A	19,020,051
		37,661,256
	Ground Transportation — 2.0%
611,557	CSX Corp.	17,998,122
109,453	Old Dominion Freight Line, Inc.	18,108,999
		36,107,121
	Health Care Equipment & Supplies — 4.0%
245,037	Dexcom, Inc. (a)	16,733,577
221,914	GE HealthCare Technologies, Inc.	17,910,679
42,955	IDEXX Laboratories, Inc. (a)	18,038,952
36,719	Intuitive Surgical, Inc. (a)	18,185,819
		70,869,027
	Hotels, Restaurants & Leisure — 5.0%
140,402	Airbnb, Inc., Class A (a)	16,772,423
3,917	Booking Holdings, Inc.	18,045,266
94,868	DoorDash, Inc., Class A (a)	17,339,024
76,145	Marriott International, Inc., Class A	18,137,739
186,296	Starbucks Corp.	18,273,775
		88,568,227
	Industrial Conglomerates — 1.0%
86,064	Honeywell International, Inc.	18,224,052
	Interactive Media & Services — 1.9%
55,137	Alphabet, Inc., Class A	8,526,386
54,387	Alphabet, Inc., Class C	8,496,881
30,329	Meta Platforms, Inc., Class A	17,480,422
		34,503,689

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 2.0%
236,636	Cognizant Technology Solutions Corp., Class A	$18,102,654
93,922	MongoDB, Inc. (a)	16,473,919
		34,576,573
	Machinery — 1.0%
186,219	PACCAR, Inc.	18,132,144
	Media — 3.1%
49,707	Charter Communications, Inc., Class A (a)	18,318,521
492,074	Comcast Corp., Class A	18,157,530
321,146	Trade Desk (The), Inc., Class A (a)	17,573,109
		54,049,160
	Oil, Gas & Consumable Fuels — 1.0%
114,093	Diamondback Energy, Inc.	18,241,189
	Pharmaceuticals — 1.0%
241,342	AstraZeneca PLC, ADR	17,738,637
	Professional Services — 3.2%
61,234	Automatic Data Processing, Inc.	18,708,824
126,442	Paychex, Inc.	19,507,472
63,416	Verisk Analytics, Inc.	18,873,870
		57,090,166
	Real Estate Management & Development — 1.0%
230,484	CoStar Group, Inc. (a)	18,261,247
	Semiconductors & Semiconductor Equipment — 17.3%
169,896	Advanced Micro Devices, Inc. (a)	17,455,115
88,472	Analog Devices, Inc.	17,842,148
118,878	Applied Materials, Inc.	17,251,575
151,875	ARM Holdings PLC, ADR (a) (b)	16,218,731
25,249	ASML Holding N.V.	16,730,745
94,353	Broadcom, Inc.	15,797,523
468,127	GLOBALFOUNDRIES, Inc. (a)	17,278,568
745,414	Intel Corp.	16,928,352
25,597	KLA Corp.	17,400,841
238,446	Lam Research Corp.	17,335,024
256,908	Marvell Technology, Inc.	15,817,826
349,647	Microchip Technology, Inc.	16,926,411
190,918	Micron Technology, Inc.	16,588,865
153,643	NVIDIA Corp.	16,651,828
90,130	NXP Semiconductors N.V.	17,130,108
413,059	ON Semiconductor Corp. (a)	16,807,371
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
115,315	QUALCOMM, Inc.	$17,713,537
101,026	Texas Instruments, Inc.	18,154,372
		306,028,940
	Software — 17.6%
46,697	Adobe, Inc. (a)	17,909,700
55,780	ANSYS, Inc. (a)	17,657,717
57,586	AppLovin Corp., Class A (a)	15,258,562
79,545	Atlassian Corp., Class A (a)	16,880,245
67,666	Autodesk, Inc. (a)	17,714,959
68,912	Cadence Design Systems, Inc. (a)	17,526,389
49,922	CrowdStrike Holdings, Inc., Class A (a)	17,601,499
172,177	Datadog, Inc., Class A (a)	17,081,680
183,312	Fortinet, Inc. (a)	17,645,613
29,938	Intuit, Inc.	18,381,633
46,219	Microsoft Corp.	17,350,150
59,486	MicroStrategy, Inc., Class A (a)	17,148,029
198,810	Palantir Technologies, Inc., Class A (a)	16,779,564
99,187	Palo Alto Networks, Inc. (a)	16,925,270
31,605	Roper Technologies, Inc.	18,633,676
40,312	Synopsys, Inc. (a)	17,287,801
72,483	Workday, Inc., Class A (a)	16,926,955
88,127	Zscaler, Inc. (a)	17,486,159
		312,195,601
	Specialty Retail — 2.1%
13,505	O’Reilly Automotive, Inc. (a)	19,346,993
146,380	Ross Stores, Inc.	18,705,900
		38,052,893
	Technology Hardware, Storage & Peripherals — 1.0%
82,850	Apple, Inc.	18,403,471
	Textiles, Apparel & Luxury Goods — 0.9%
56,053	Lululemon Athletica, Inc. (a)	15,866,362
	Trading Companies & Distributors — 1.1%
241,988	Fastenal Co.	18,766,169
	Wireless Telecommunication Services — 1.1%
70,684	T-Mobile US, Inc.	18,852,130
	Total Common Stocks	1,773,106,340
	(Cost $1,577,719,947)

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
806,033	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (c)	$806,033
	(Cost $806,033)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.4%
$3,537,610	Bank of America Corp., 4.36% (c), dated 03/31/25, due 04/01/25, with a maturity value of $3,538,038. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 05/15/34 to 11/15/48. The value of the collateral including accrued interest is $3,608,362. (d)	3,537,610
3,682,001	RBC Dominion Securities, Inc., 4.35% (c), dated 03/31/25, due 04/01/25, with a maturity value of $3,682,446. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.00%, due 04/15/26 to 02/15/54. The value of the collateral including accrued interest is $3,755,641. (d)	3,682,001
	Total Repurchase Agreements	7,219,611
	(Cost $7,219,611)

	Total Investments — 100.4%	1,781,131,984
	(Cost $1,585,745,591)
	Net Other Assets and Liabilities — (0.4)%	(7,892,461)
	Net Assets — 100.0%	$1,773,239,523

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $6,984,386 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $7,219,611.

(c)	Rate shown reflects yield as of March 31, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,773,106,340	$ 1,773,106,340	$ —	$ —
Money Market Funds	806,033	806,033	—	—
Repurchase Agreements	7,219,611	—	7,219,611	—
Total Investments	$1,781,131,984	$1,773,912,373	$7,219,611	$—

*	See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Broadline Retail — 2.2%
643,836	PDD Holdings, Inc., ADR (a)	$76,197,991
	Electronic Equipment, Instruments & Components — 2.3%
492,454	CDW Corp.	78,920,678
	Hotels, Restaurants & Leisure — 2.3%
427,749	DoorDash, Inc., Class A (a)	78,179,685
	Interactive Media & Services — 4.6%
248,606	Alphabet, Inc., Class A	38,444,432
245,225	Alphabet, Inc., Class C	38,311,502
136,749	Meta Platforms, Inc., Class A	78,816,653
		155,572,587
	IT Services — 4.6%
1,066,944	Cognizant Technology Solutions Corp., Class A	81,621,216
423,484	MongoDB, Inc. (a)	74,279,094
		155,900,310
	Semiconductors & Semiconductor Equipment — 40.4%
766,022	Advanced Micro Devices, Inc. (a)	78,701,100
398,901	Analog Devices, Inc.	80,446,365
536,004	Applied Materials, Inc.	77,784,900
684,777	ARM Holdings PLC, ADR (a)	73,127,336
113,843	ASML Holding N.V.	75,435,787
425,424	Broadcom, Inc.	71,228,740
2,110,871	GLOBALFOUNDRIES, Inc. (a)	77,912,249
3,360,814	Intel Corp.	76,324,086
115,411	KLA Corp.	78,456,398
1,075,095	Lam Research Corp.	78,159,406
1,158,353	Marvell Technology, Inc.	71,319,794
1,576,467	Microchip Technology, Inc.	76,316,767
860,813	Micron Technology, Inc.	74,796,042
692,752	NVIDIA Corp.	75,080,462
406,377	NXP Semiconductors N.V.	77,236,013
1,862,450	ON Semiconductor Corp. (a)	75,783,090
519,936	QUALCOMM, Inc.	79,867,369
455,504	Texas Instruments, Inc.	81,854,069
		1,379,829,973
	Software — 41.2%
210,543	Adobe, Inc. (a)	80,749,557
251,501	ANSYS, Inc. (a)	79,615,157
259,662	AppLovin Corp., Class A (a)	68,802,640
358,657	Atlassian Corp., Class A (a)	76,110,602
305,090	Autodesk, Inc. (a)	79,872,562
Shares	Description	Value

	Software (Continued)
310,705	Cadence Design Systems, Inc. (a)	$79,021,603
225,075	CrowdStrike Holdings, Inc., Class A (a)	79,356,943
776,316	Datadog, Inc., Class A (a)	77,018,310
826,534	Fortinet, Inc. (a)	79,562,163
134,989	Intuit, Inc.	82,881,896
208,403	Microsoft Corp.	78,232,402
268,226	MicroStrategy, Inc., Class A (a)	77,321,509
896,440	Palantir Technologies, Inc., Class A (a)	75,659,536
447,217	Palo Alto Networks, Inc. (a)	76,313,109
142,503	Roper Technologies, Inc.	84,016,919
181,755	Synopsys, Inc. (a)	77,945,632
326,813	Workday, Inc., Class A (a)	76,320,640
397,356	Zscaler, Inc. (a)	78,843,377
		1,407,644,557
	Technology Hardware, Storage & Peripherals — 2.4%
373,571	Apple, Inc.	82,981,326
	Total Common Stocks	3,415,227,107
	(Cost $3,384,886,558)
MONEY MARKET FUNDS — 0.1%
2,257,034	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	2,257,034
	(Cost $2,257,034)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$37,545	JPMorgan Chase & Co., 4.36% (b), dated 03/31/25, due 04/01/25, with a maturity value of $37,550. Collateralized by U.S. Treasury Securities, interest rates of 2.38% to 4.63%, due 02/15/42 to 02/15/55. The value of the collateral including accrued interest is $38,296. (c)	37,545
	(Cost $37,545)

	Total Investments — 100.1%	3,417,521,686
	(Cost $3,387,181,137)
	Net Other Assets and Liabilities — (0.1)%	(1,841,960)
	Net Assets — 100.0%	$3,415,679,726

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2025.
(c)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,415,227,107	$ 3,415,227,107	$ —	$ —
Money Market Funds	2,257,034	2,257,034	—	—
Repurchase Agreements	37,545	—	37,545	—
Total Investments	$3,417,521,686	$3,417,484,141	$37,545	$—

*	See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 100.0%
	Aerospace & Defense — 1.7%
3,433	Axon Enterprise, Inc. (b)	$1,805,586
	Automobiles — 1.9%
7,730	Tesla, Inc. (b)	2,003,307
	Beverages — 7.3%
22,639	Coca-Cola Europacific Partners PLC	1,970,272
57,303	Keurig Dr Pepper, Inc.	1,960,909
33,546	Monster Beverage Corp. (b)	1,963,112
13,218	PepsiCo, Inc.	1,981,907
		7,876,200
	Biotechnology — 8.8%
6,083	Amgen, Inc.	1,895,159
13,645	Biogen, Inc. (b)	1,867,182
17,954	Gilead Sciences, Inc.	2,011,746
2,920	Regeneron Pharmaceuticals, Inc.	1,851,951
3,821	Vertex Pharmaceuticals, Inc. (b)	1,852,497
		9,478,535
	Broadline Retail — 3.4%
9,798	Amazon.com, Inc. (b)	1,864,167
918	MercadoLibre, Inc. (b)	1,790,899
		3,655,066
	Chemicals — 1.8%
4,195	Linde PLC	1,953,360
	Commercial Services & Supplies — 3.8%
10,057	Cintas Corp.	2,067,015
35,848	Copart, Inc. (b)	2,028,639
		4,095,654
	Communications Equipment — 1.8%
31,882	Cisco Systems, Inc.	1,967,438
	Consumer Staples Distribution & Retail — 1.8%
2,114	Costco Wholesale Corp.	1,999,379
	Electric Utilities — 7.2%
18,290	American Electric Power Co., Inc.	1,998,548
8,641	Constellation Energy Corp.	1,742,285
43,893	Exelon Corp.	2,022,590
27,818	Xcel Energy, Inc.	1,969,236
		7,732,659
	Energy Equipment & Services — 1.8%
43,585	Baker Hughes Co.	1,915,561
	Entertainment — 7.0%
13,323	Electronic Arts, Inc.	1,925,440
2,002	Netflix, Inc. (b)	1,866,925
Shares	Description	Value

	Entertainment (Continued)
9,006	Take-Two Interactive Software, Inc. (b)	$1,866,493
179,005	Warner Bros. Discovery, Inc. (b)	1,920,724
		7,579,582
	Financial Services — 1.7%
27,390	PayPal Holdings, Inc. (b)	1,787,197
	Food Products — 3.7%
65,126	Kraft Heinz (The) Co.	1,981,784
29,802	Mondelez International, Inc., Class A	2,022,066
		4,003,850
	Ground Transportation — 3.5%
65,016	CSX Corp.	1,913,421
11,636	Old Dominion Freight Line, Inc.	1,925,176
		3,838,597
	Health Care Equipment & Supplies — 7.0%
26,050	Dexcom, Inc. (b)	1,778,955
23,592	GE HealthCare Technologies, Inc.	1,904,110
4,567	IDEXX Laboratories, Inc. (b)	1,917,912
3,904	Intuitive Surgical, Inc. (b)	1,933,534
		7,534,511
	Hotels, Restaurants & Leisure — 7.0%
14,926	Airbnb, Inc., Class A (b)	1,783,060
416	Booking Holdings, Inc.	1,916,475
8,095	Marriott International, Inc., Class A	1,928,229
19,805	Starbucks Corp.	1,942,672
		7,570,436
	Industrial Conglomerates — 1.8%
9,150	Honeywell International, Inc.	1,937,512
	Machinery — 1.8%
19,797	PACCAR, Inc.	1,927,634
	Media — 5.3%
5,284	Charter Communications, Inc., Class A (b)	1,947,312
52,313	Comcast Corp., Class A	1,930,350
34,142	Trade Desk (The), Inc., Class A (b)	1,868,250
		5,745,912
	Oil, Gas & Consumable Fuels — 1.8%
12,129	Diamondback Energy, Inc.	1,939,184
	Pharmaceuticals — 1.7%
25,657	AstraZeneca PLC, ADR	1,885,789

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Professional Services — 5.6%
6,510	Automatic Data Processing, Inc.	$1,989,000
13,442	Paychex, Inc.	2,073,832
6,742	Verisk Analytics, Inc.	2,006,554
		6,069,386
	Real Estate Management & Development — 1.8%
24,503	CoStar Group, Inc. (b)	1,941,373
	Specialty Retail — 3.7%
1,436	O’Reilly Automotive, Inc. (b)	2,057,185
15,562	Ross Stores, Inc.	1,988,668
		4,045,853
	Textiles, Apparel & Luxury Goods — 1.6%
5,959	Lululemon Athletica, Inc. (b)	1,686,755
	Trading Companies & Distributors — 1.8%
25,726	Fastenal Co.	1,995,051
	Wireless Telecommunication Services — 1.9%
7,515	T-Mobile US, Inc.	2,004,326
	Total Common Stocks	107,975,693
	(Cost $93,034,781)
MONEY MARKET FUNDS — 0.1%
76,645	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.20% (c)	76,645
	(Cost $76,645)

	Total Investments — 100.1%	108,052,338
	(Cost $93,111,426)
	Net Other Assets and Liabilities — (0.1)%	(55,652)
	Net Assets — 100.0%	$107,996,686

(a)
The industry allocation is based on Standard & Poor’s Global
Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification
Benchmark (ICB) system, which is maintained by FTSE
International Limited.

(b)	Non-income producing security.
(c)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 107,975,693	$ 107,975,693	$ —	$ —
Money Market Funds	76,645	76,645	—	—
Total Investments	$108,052,338	$108,052,338	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Automobiles — 21.2%
7,528,999	Lucid Group, Inc. (a) (b)	$18,220,178
976,727	Polestar Automotive Holding UK PLC, Class A, ADR (a) (b)	1,025,563
2,778,970	Rivian Automotive, Inc., Class A (a) (b)	34,598,176
114,099	Tesla, Inc. (a)	29,569,897
		83,413,814
	Chemicals — 5.4%
216,985	Albemarle Corp.	15,627,260
212,970	Aspen Aerogels, Inc. (a)	1,360,878
110,559	Sociedad Quimica y Minera de Chile S.A., ADR (b)	4,392,509
		21,380,647
	Construction & Engineering — 0.3%
89,645	Ameresco, Inc., Class A (a)	1,082,912
	Electrical Equipment — 20.5%
76,618	Acuity, Inc.	20,177,350
131,284	Ads-Tec Energy PLC (a)	1,969,260
102,412	American Superconductor Corp. (a)	1,857,754
394,339	Array Technologies, Inc. (a)	1,920,431
777,090	Ballard Power Systems, Inc. (a) (b)	854,799
597,957	Bloom Energy Corp., Class A (a)	11,755,835
102,330	EnerSys	9,371,382
565,549	Eos Energy Enterprises, Inc. (a) (b)	2,137,775
337,521	Fluence Energy, Inc. (a) (b)	1,636,977
77,656	LSI Industries, Inc.	1,320,152
372,974	NEXTracker, Inc., Class A (a)	15,717,124
2,364,842	Plug Power, Inc. (a) (b)	3,192,537
433,403	Shoals Technologies Group, Inc., Class A (a)	1,438,898
587,084	Sunrun, Inc. (a)	3,440,312
86,671	Vicor Corp. (a)	4,054,469
		80,845,055
	Electronic Equipment, Instruments & Components — 5.5%
97,900	Advanced Energy Industries, Inc.	9,330,849
117,257	Itron, Inc. (a)	12,283,843
		21,614,692
	Financial Services — 2.3%
309,565	HA Sustainable Infrastructure Capital, Inc.	9,051,680
Shares	Description	Value

	Independent Power and Renewable Electricity Producers — 10.4%
740,133	Brookfield Renewable Partners, L.P. (c)	$16,401,347
214,977	Clearway Energy, Inc., Class C	6,507,354
372,084	Montauk Renewables, Inc. (a)	777,655
157,018	Ormat Technologies, Inc.	11,112,164
633,949	ReNew Energy Global PLC, Class A (a)	3,733,960
324,292	Sunnova Energy International, Inc. (a)	120,637
242,750	XPLR Infrastructure, L.P. (c) (d)	2,306,125
		40,959,242
	Metals & Mining — 3.4%
424,185	MP Materials Corp. (a)	10,354,356
287,692	Sigma Lithium Corp. (a) (b)	2,991,997
		13,346,353
	Oil, Gas & Consumable Fuels — 0.4%
580,326	Clean Energy Fuels Corp. (a)	899,505
621,338	Gevo, Inc. (a)	720,752
		1,620,257
	Professional Services — 0.4%
36,659	Willdan Group, Inc. (a)	1,492,754
	Semiconductors & Semiconductor Equipment — 29.8%
477,861	Allegro MicroSystems, Inc. (a)	12,008,647
291,547	Enphase Energy, Inc. (a)	18,090,491
245,474	First Solar, Inc. (a)	31,035,278
484,795	Navitas Semiconductor Corp. (a) (b)	993,830
710,493	ON Semiconductor Corp. (a)	28,909,960
147,760	Power Integrations, Inc.	7,461,880
152,558	SolarEdge Technologies, Inc. (a) (b)	2,468,389
108,802	Universal Display Corp.	15,175,703
403,756	Wolfspeed, Inc. (a) (b)	1,235,493
		117,379,671
	Specialty Retail — 0.2%
339,189	EVgo, Inc. (a) (b)	902,243
	Total Common Stocks	393,089,320
	(Cost $866,327,860)
MONEY MARKET FUNDS — 0.2%
621,432	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (e)	621,432
	(Cost $621,432)

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 9.3%
$18,059,797	JPMorgan Chase & Co., 4.36% (e), dated 03/31/25, due 04/01/25, with a maturity value of $18,061,984. Collateralized by U.S. Treasury Securities, interest rates of 2.38% to 4.63%, due 02/15/42 to 02/15/55. The value of the collateral including accrued interest is $18,420,994. (f)	$18,059,797
18,796,931	RBC Dominion Securities, Inc., 4.35% (e), dated 03/31/25, due 04/01/25, with a maturity value of $18,799,202. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.00%, due 04/15/26 to 02/15/54. The value of the collateral including accrued interest is $19,172,870. (f)	18,796,931
	Total Repurchase Agreements	36,856,728
	(Cost $36,856,728)

	Total Investments — 109.3%	430,567,480
	(Cost $903,806,020)
	Net Other Assets and Liabilities — (9.3)%	(36,554,007)
	Net Assets — 100.0%	$394,013,473

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $35,859,675 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $36,856,728.

(c)	Security is a Master Limited Partnership (“MLP”).
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of March 31, 2025.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 393,089,320	$ 393,089,320	$ —	$ —
Money Market Funds	621,432	621,432	—	—
Repurchase Agreements	36,856,728	—	36,856,728	—
Total Investments	$430,567,480	$393,710,752	$36,856,728	$—

*	See Portfolio of Investments for industry breakout.

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.6%
	Data Center REITs — 10.7%
42,384	Digital Realty Trust, Inc.	$6,073,203
13,008	Equinix, Inc.	10,606,073
		16,679,276
	Diversified REITs — 2.7%
9,729	Alexander & Baldwin, Inc.	167,631
1,672	Alpine Income Property Trust, Inc.	27,956
6,324	American Assets Trust, Inc.	127,365
10,675	Armada Hoffler Properties, Inc.	80,169
25,254	Broadstone Net Lease, Inc.	430,328
3,533	CTO Realty Growth, Inc.	68,222
18,208	Empire State Realty Trust, Inc., Class A	142,387
25,140	Essential Properties Realty Trust, Inc.	820,570
5,883	Gladstone Commercial Corp.	88,127
26,527	Global Net Lease, Inc.	213,277
1,176	Modiv Industrial, Inc.	18,875
4,829	NexPoint Diversified Real Estate Trust	18,495
2,091	One Liberty Properties, Inc.	54,931
29,313	WP Carey, Inc.	1,849,943
		4,108,276
	Health Care REITs — 16.8%
20,633	Alexandria Real Estate Equities, Inc.	1,908,759
20,502	American Healthcare REIT, Inc.	621,211
25,136	CareTrust REIT, Inc.	718,387
3,359	Community Healthcare Trust, Inc.	60,999
29,085	Diversified Healthcare Trust	69,804
8,411	Global Medical REIT, Inc.	73,596
47,467	Healthcare Realty Trust, Inc.	802,192
93,700	Healthpeak Properties, Inc.	1,894,614
6,062	LTC Properties, Inc.	214,898
80,417	Medical Properties Trust, Inc.	484,914
6,084	National Health Investors, Inc.	449,364
37,749	Omega Healthcare Investors, Inc.	1,437,482
31,689	Sabra Health Care REIT, Inc.	553,607
7,369	Sila Realty Trust, Inc.	196,826
1,707	Universal Health Realty Income Trust	69,919
58,551	Ventas, Inc.	4,025,967
81,423	Welltower, Inc.	12,474,818
		26,057,357
	Hotel & Resort REITs — 2.5%
29,887	Apple Hospitality REIT, Inc.	385,841
7,821	Braemar Hotels & Resorts, Inc.	19,474
6,551	Chatham Lodging Trust	46,709
27,805	DiamondRock Hospitality Co.	214,655
Shares	Description	Value

	Hotel & Resort REITs (Continued)
93,628	Host Hotels & Resorts, Inc.	$1,330,454
27,646	Park Hotels & Resorts, Inc.	295,259
16,032	Pebblebrook Hotel Trust	162,404
20,318	RLJ Lodging Trust	160,309
8,023	Ryman Hospitality Properties, Inc.	733,623
22,320	Service Properties Trust	58,255
14,521	Summit Hotel Properties, Inc.	78,559
26,909	Sunstone Hotel Investors, Inc.	253,214
13,637	Xenia Hotels & Resorts, Inc.	160,371
		3,899,127
	Industrial REITs — 13.4%
35,028	Americold Realty Trust, Inc.	751,701
6,956	EastGroup Properties, Inc.	1,225,299
17,733	First Industrial Realty Trust, Inc.	956,873
7,885	Industrial Logistics Properties Trust	27,124
3,794	Innovative Industrial Properties, Inc.	205,217
7,955	Lineage, Inc.	466,402
39,609	LXP Industrial Trust	342,618
5,289	Plymouth Industrial REIT, Inc.	86,211
123,871	Prologis, Inc.	13,847,539
30,477	Rexford Industrial Realty, Inc.	1,193,175
24,989	STAG Industrial, Inc.	902,603
13,365	Terreno Realty Corp.	844,935
		20,849,697
	Multi-Family Residential REITs — 11.4%
17,408	Apartment Investment and Management Co., Class A	153,190
19,029	AvalonBay Communities, Inc.	4,084,004
1,536	BRT Apartments Corp.	26,112
14,289	Camden Property Trust	1,747,545
2,219	Centerspace	143,680
11,791	Elme Communities	205,163
45,772	Equity Residential	3,276,360
8,608	Essex Property Trust, Inc.	2,638,955
30,869	Independence Realty Trust, Inc.	655,349
15,657	Mid-America Apartment Communities, Inc.	2,623,800
2,960	NexPoint Residential Trust, Inc.	117,009
40,327	UDR, Inc.	1,821,571
10,819	Veris Residential, Inc.	183,057
		17,675,795
	Office REITs — 3.8%
23,127	Brandywine Realty Trust	103,146
19,492	BXP, Inc.	1,309,667
5,378	City Office REIT, Inc.	27,912
15,065	COPT Defense Properties	410,822

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Office REITs (Continued)
22,456	Cousins Properties, Inc.	$662,452
22,428	Douglas Emmett, Inc.	358,848
13,298	Easterly Government Properties, Inc.	140,959
14,377	Equity Commonwealth	23,147
10,820	Franklin Street Properties Corp.	19,260
14,415	Highwoods Properties, Inc.	427,261
18,891	Hudson Pacific Properties, Inc.	55,728
11,315	JBG SMITH Properties	182,285
14,241	Kilroy Realty Corp.	466,535
1,980	NET Lease Office Properties (a)	62,132
9,352	Office Properties Income Trust	4,264
6,820	Orion Properties, Inc.	14,595
24,473	Paramount Group, Inc.	105,234
4,873	Peakstone Realty Trust	61,400
16,620	Piedmont Office Realty Trust, Inc., Class A	122,489
2,953	Postal Realty Trust, Inc., Class A	42,169
9,381	SL Green Realty Corp.	541,284
22,239	Vornado Realty Trust	822,621
		5,964,210
	Other Specialized REITs — 8.5%
10,143	EPR Properties	533,623
5,763	Farmland Partners, Inc.	64,257
13,391	Four Corners Property Trust, Inc.	384,322
36,752	Gaming and Leisure Properties, Inc.	1,870,677
4,507	Gladstone Land Corp.	47,414
39,344	Iron Mountain, Inc.	3,385,158
11,779	Lamar Advertising Co., Class A	1,340,215
16,107	Millrose Properties, Inc. (a)	426,996
18,453	Outfront Media, Inc.	297,831
6,125	Safehold, Inc.	114,660
32,697	Uniti Group, Inc.	164,793
141,196	VICI Properties, Inc.	4,605,813
		13,235,759
	Retail REITs — 16.6%
16,027	Acadia Realty Trust	335,766
14,336	Agree Realty Corp.	1,106,596
287	Alexander’s, Inc.	60,029
40,976	Brixmor Property Group, Inc.	1,087,913
1,894	CBL & Associates Properties, Inc.	50,342
12,662	Curbline Properties Corp.	306,294
10,329	Federal Realty Investment Trust	1,010,383
1,894	FrontView REIT, Inc.	24,224
6,781	Getty Realty Corp.	211,432
10,375	InvenTrust Properties Corp.	304,714
91,012	Kimco Realty Corp.	1,933,095
Shares	Description	Value

	Retail REITs (Continued)
29,423	Kite Realty Group Trust	$658,192
33,287	Macerich (The) Co.	571,538
10,927	NETSTREIT Corp.	173,193
25,121	NNN REIT, Inc.	1,071,411
16,767	Phillips Edison & Co., Inc.	611,828
117,226	Realty Income Corp.	6,800,280
21,863	Regency Centers Corp.	1,612,615
1,619	Saul Centers, Inc.	58,397
41,078	Simon Property Group, Inc.	6,822,234
6,320	SITE Centers Corp.	81,149
14,826	Tanger, Inc.	500,970
16,804	Urban Edge Properties	319,276
5,969	Whitestone REIT	86,968
		25,798,839
	Self-Storage REITs — 7.9%
30,291	CubeSmart	1,293,729
28,393	Extra Space Storage, Inc.	4,216,077
9,393	National Storage Affiliates Trust	370,084
21,108	Public Storage	6,317,413
		12,197,303
	Single-Family Residential REITs — 5.3%
42,490	American Homes 4 Rent, Class A	1,606,547
25,591	Equity LifeStyle Properties, Inc.	1,706,920
76,309	Invitation Homes, Inc.	2,659,369
16,039	Sun Communities, Inc.	2,063,257
9,828	UMH Properties, Inc.	183,783
		8,219,876
	Total Common Stocks	154,685,515
	(Cost $180,081,859)
MONEY MARKET FUNDS — 0.3%
432,119	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.20% (b)	432,119
	(Cost $432,119)

	Total Investments — 99.9%	155,117,634
	(Cost $180,513,978)
	Net Other Assets and Liabilities — 0.1%	214,927
	Net Assets — 100.0%	$155,332,561

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 154,685,515	$ 154,685,515	$ —	$ —
Money Market Funds	432,119	432,119	—	—
Total Investments	$155,117,634	$155,117,634	$—	$—

*	See Portfolio of Investments for sub-industry breakout.

First Trust Water ETF (FIW)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Beverages — 3.8%
1,849,098	Primo Brands Corp.	$65,624,488
	Building Products — 13.7%
535,466	A.O. Smith Corp.	34,998,058
479,367	Advanced Drainage Systems, Inc.	52,083,225
825,041	Fortune Brands Innovations, Inc.	50,228,496
947,001	Masco Corp.	65,854,450
1,004,736	Zurn Elkay Water Solutions Corp.	33,136,193
		236,300,422
	Chemicals — 5.2%
264,658	Ecolab, Inc.	67,096,096
211,912	Hawkins, Inc.	22,445,719
		89,541,815
	Commercial Services & Supplies — 6.1%
1,219,520	Tetra Tech, Inc.	35,670,960
713,669	Veralto Corp.	69,547,044
		105,218,004
	Construction & Engineering — 8.1%
622,650	AECOM	57,738,334
626,134	Stantec, Inc.	51,868,941
102,184	Valmont Industries, Inc.	29,160,248
		138,767,523
	Electronic Equipment, Instruments & Components — 3.9%
169,247	Badger Meter, Inc.	32,199,242
326,915	Itron, Inc. (a)	34,247,615
		66,446,857
	Health Care Equipment & Supplies — 4.0%
162,878	IDEXX Laboratories, Inc. (a)	68,400,616
	Life Sciences Tools & Services — 7.8%
556,563	Agilent Technologies, Inc.	65,106,740
188,678	Waters Corp. (a)	69,541,050
		134,647,790
	Machinery — 20.6%
348,485	Franklin Electric Co., Inc.	32,715,772
320,569	IDEX Corp.	58,013,372
168,397	Lindsay Corp.	21,305,588
665,960	Mueller Industries, Inc.	50,706,194
1,381,902	Mueller Water Products, Inc., Class A (b)	35,127,949
661,318	Pentair PLC	57,852,099
Shares	Description	Value

	Machinery (Continued)
165,895	Watts Water Technologies, Inc., Class A	$33,829,308
543,934	Xylem, Inc.	64,978,356
		354,528,638
	Multi-Utilities — 2.2%
7,447,235	Algonquin Power & Utilities Corp. (b)	38,278,788
	Software — 4.2%
121,806	Roper Technologies, Inc.	71,814,382
	Trading Companies & Distributors — 6.7%
1,046,789	Core & Main, Inc., Class A (a)	50,570,377
401,102	Ferguson Enterprises, Inc.	64,268,573
		114,838,950
	Water Utilities — 13.7%
290,679	American States Water Co.	22,870,624
523,612	American Water Works Co., Inc.	77,243,242
489,518	California Water Service Group	23,722,042
1,381,044	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	24,665,446
1,640,235	Essential Utilities, Inc.	64,838,490
422,415	SJW Group	23,101,876
		236,441,720
	Total Common Stocks	1,720,849,993
	(Cost $1,451,568,696)
MONEY MARKET FUNDS — 0.0%
666,003	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.20% (c)	666,003
	(Cost $666,003)

First Trust Water ETF (FIW)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.3%
$28,047,099	JPMorgan Chase & Co., 4.36% (c), dated 03/31/25, due 04/01/25, with a maturity value of $28,050,496. Collateralized by U.S. Treasury Securities, interest rates of 2.38% to 4.63%, due 02/15/42 to 02/15/55. The value of the collateral including accrued interest is $28,608,042. (d)	$28,047,099
29,191,878	RBC Dominion Securities, Inc., 4.35% (c), dated 03/31/25, due 04/01/25, with a maturity value of $29,195,405. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.00%, due 04/15/26 to 02/15/54. The value of the collateral including accrued interest is $29,775,717. (d)	29,191,878
	Total Repurchase Agreements	57,238,977
	(Cost $57,238,977)

	Total Investments — 103.3%	1,778,754,973
	(Cost $1,509,473,676)
	Net Other Assets and Liabilities — (3.3)%	(56,986,257)
	Net Assets — 100.0%	$1,721,768,716

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $54,743,392 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $57,238,977.

(c)	Rate shown reflects yield as of March 31, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,720,849,993	$ 1,720,849,993	$ —	$ —
Money Market Funds	666,003	666,003	—	—
Repurchase Agreements	57,238,977	—	57,238,977	—
Total Investments	$1,778,754,973	$1,721,515,996	$57,238,977	$—

*	See Portfolio of Investments for industry breakout.

First Trust Natural Gas ETF (FCG)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Gas Utilities — 2.2%
108,284	National Fuel Gas Co.	$8,575,010
	Oil, Gas & Consumable Fuels — 97.7%
369,798	Antero Resources Corp. (a)	14,954,631
633,778	APA Corp.	13,322,014
2,201,880	Baytex Energy Corp.	4,910,192
131,802	California Resources Corp.	5,795,334
106,863	Chord Energy Corp.	12,045,597
271,385	Civitas Resources, Inc.	9,468,623
375,684	CNX Resources Corp. (a)	11,826,532
301,926	Comstock Resources, Inc. (a) (b)	6,141,175
175,886	ConocoPhillips	18,471,548
536,361	Coterra Energy, Inc.	15,500,833
501,855	Crescent Energy Co., Class A	5,640,851
424,659	Devon Energy Corp.	15,882,247
102,453	Diamondback Energy, Inc.	16,380,186
135,424	EOG Resources, Inc.	17,366,774
328,701	EQT Corp.	17,562,494
150,978	Expand Energy Corp.	16,806,871
385,338	Granite Ridge Resources, Inc.	2,342,855
42,628	Gulfport Energy Corp. (a)	7,849,520
417,903	Hess Midstream, L.P., Class A (c) (d)	17,673,118
1,609,916	Kosmos Energy Ltd. (a)	3,670,609
328,516	Magnolia Oil & Gas Corp., Class A	8,298,314
224,724	Matador Resources Co.	11,481,149
341,553	Murphy Oil Corp.	9,700,105
215,422	Northern Oil & Gas, Inc.	6,512,207
248,110	Obsidian Energy Ltd. (a)	1,453,925
342,717	Occidental Petroleum Corp.	16,916,511
322,687	Ovintiv, Inc.	13,811,004
898,993	Permian Resources Corp.	12,451,053
2,309	PrimeEnergy Resources Corp. (a)	526,198
304,679	Range Resources Corp.	12,165,832
57,337	Riley Exploration Permian, Inc.	1,672,520
706,854	Ring Energy, Inc. (a)	812,882
231,993	SandRidge Energy, Inc.	2,649,360
290,434	SM Energy Co.	8,698,498
1,577,127	Veren, Inc.	10,440,581
478,997	Vermilion Energy, Inc. (b)	3,879,876
135,496	Vital Energy, Inc. (a)	2,875,225
123,170	Vitesse Energy, Inc. (b)	3,028,750
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
429,746	Western Midstream Partners, L.P. (d)	$17,602,396
648,372	Woodside Energy Group Ltd., ADR (b)	9,394,910
		387,983,300
	Total Common Stocks	396,558,310
	(Cost $425,246,118)
MONEY MARKET FUNDS — 0.0%
174,889	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.20% (e)	174,889
	(Cost $174,889)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.9%
$3,622,131	Bank of America Corp., 4.36% (e), dated 03/31/25, due 04/01/25, with a maturity value of $3,622,570. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 05/15/34 to 11/15/48. The value of the collateral including accrued interest is $3,694,574. (f)	3,622,131
3,769,973	RBC Dominion Securities, Inc., 4.35% (e), dated 03/31/25, due 04/01/25, with a maturity value of $3,770,429. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.00%, due 04/15/26 to 02/15/54. The value of the collateral including accrued interest is $3,845,373. (f)	3,769,973
	Total Repurchase Agreements	7,392,104
	(Cost $7,392,104)

	Total Investments — 101.8%	404,125,303
	(Cost $432,813,111)
	Net Other Assets and Liabilities — (1.8)%	(6,953,433)
	Net Assets — 100.0%	$397,171,870

First Trust Natural Gas ETF (FCG)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $7,045,922 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $7,392,104.

(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Security is a Master Limited Partnership (“MLP”).
(e)	Rate shown reflects yield as of March 31, 2025.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 396,558,310	$ 396,558,310	$ —	$ —
Money Market Funds	174,889	174,889	—	—
Repurchase Agreements	7,392,104	—	7,392,104	—
Total Investments	$404,125,303	$396,733,199	$7,392,104	$—

*	See Portfolio of Investments for industry breakout.

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 98.4%
14,738	1st Source Corp.	$881,480
6,350	ACNB Corp.	261,366
18,408	Amalgamated Financial Corp.	529,230
10,047	Arrow Financial Corp.	264,136
19,944	BancFirst Corp.	2,191,247
28,772	Bancorp (The), Inc. (a)	1,520,312
5,998	Bank First Corp.	604,239
9,653	Bank of Marin Bancorp	213,042
68,098	Bank OZK	2,958,858
5,607	Bank7 Corp.	217,215
20,684	Banner Corp.	1,319,019
6,677	BayCom Corp.	168,060
10,234	BCB Bancorp, Inc.	100,907
13,684	Blue Foundry Bancorp (a)	125,893
16,462	Bridgewater Bancshares, Inc. (a)	228,657
53,480	Brookline Bancorp, Inc.	582,932
8,984	Burke & Herbert Financial Services Corp.	504,092
17,732	Business First Bancshares, Inc.	431,774
1,944	C&F Financial Corp.	131,006
19,308	California BanCorp (a)	276,684
10,121	Camden National Corp.	409,597
9,939	Capital Bancorp, Inc.	281,572
10,171	Capital City Bank Group, Inc.	365,749
79,704	Capitol Federal Financial, Inc.	446,342
13,850	Carter Bankshares, Inc. (a)	224,093
42,190	Cathay General Bancorp	1,815,436
2,857	Chemung Financial Corp.	135,908
5,376	ChoiceOne Financial Services, Inc.	154,668
2,857	Citizens Financial Services, Inc.	165,849
8,804	City Holding Co.	1,034,206
9,447	Civista Bancshares, Inc.	184,594
12,600	CNB Financial Corp.	280,350
8,961	Coastal Financial Corp. (a)	810,164
62,862	Columbia Financial, Inc. (a)	942,930
80,362	Commerce Bancshares, Inc.	5,000,927
10,866	Community Trust Bancorp, Inc.	547,212
11,371	Community West Bancshares	210,136
23,036	ConnectOne Bancorp, Inc.	560,005
95,393	CVB Financial Corp.	1,760,955
26,193	Dime Community Bancshares, Inc.	730,261
18,130	Eagle Bancorp, Inc.	380,730
127,851	Eastern Bankshares, Inc.	2,096,756
22,196	Enterprise Financial Services Corp.	1,192,813
4,996	Esquire Financial Holdings, Inc.	376,598
8,224	Farmers & Merchants Bancorp, Inc.	196,636
Shares	Description	Value

	Banks (Continued)
22,563	Farmers National Banc Corp.	$294,447
11,691	Financial Institutions, Inc.	291,807
24,825	First Bancorp	996,476
15,105	First Bank	223,705
34,190	First Busey Corp.	738,504
4,982	First Business Financial Services, Inc.	234,901
11,001	First Community Bankshares, Inc.	414,628
57,279	First Financial Bancorp	1,430,829
85,824	First Financial Bankshares, Inc.	3,082,798
7,088	First Financial Corp.	347,170
5,541	First Financial Northwest, Inc.	125,559
75,887	First Hawaiian, Inc.	1,854,678
5,202	First Internet Bancorp	139,310
62,745	First Interstate BancSystem, Inc., Class A	1,797,644
35,137	First Merchants Corp.	1,420,940
14,395	First Mid Bancshares, Inc.	502,386
3,882	First United Corp.	116,538
5,801	First Western Financial, Inc. (a)	113,990
12,803	Five Star Bancorp	355,923
20,203	Flushing Financial Corp.	256,578
4,693	FS Bancorp, Inc.	178,381
109,367	Fulton Financial Corp.	1,978,449
22,460	German American Bancorp, Inc.	842,250
7,007	Great Southern Bancorp, Inc.	387,978
51,698	Hancock Whitney Corp.	2,711,560
18,126	Hanmi Financial Corp.	410,735
26,442	HarborOne Bancorp, Inc.	274,204
18,945	HBT Financial, Inc.	424,557
36,797	Heritage Commerce Corp.	350,307
20,404	Heritage Financial Corp.	496,429
1,309	Hingham Institution for Savings (The) (b)	311,280
4,847	Home Bancorp, Inc.	217,146
11,319	HomeStreet, Inc. (a)	132,885
72,493	Hope Bancorp, Inc.	759,002
26,239	Horizon Bancorp, Inc.	395,684
25,573	Independent Bank Corp.	1,602,148
12,542	Independent Bank Corp.	386,168
37,346	International Bancshares Corp.	2,355,039
5,899	Investar Holding Corp.	103,881
38,764	Kearny Financial Corp.	242,663
15,617	Lakeland Financial Corp.	928,274
9,689	Mercantile Bank Corp.	420,890
15,207	Metrocity Bankshares, Inc.	419,257
11,618	Mid Penn Bancorp, Inc.	301,022
12,846	Midland States Bancorp, Inc.	219,924
12,469	MidWestOne Financial Group, Inc.	369,207
7,770	MVB Financial Corp.	134,576

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
25,636	NB Bancorp, Inc. (a)	$463,243
28,365	NBT Bancorp, Inc.	1,216,859
5,098	Northeast Bank	466,671
8,415	Northeast Community Bancorp, Inc.	197,248
25,752	Northfield Bancorp, Inc.	280,954
3,302	Northrim BanCorp, Inc.	241,772
76,543	Northwest Bancshares, Inc.	920,047
35,150	OceanFirst Financial Corp.	597,902
26,924	Old Second Bancorp, Inc.	448,015
6,812	Orange County Bancorp, Inc.	159,333
11,635	Orrstown Financial Services, Inc.	349,166
57,888	Pacific Premier Bancorp, Inc.	1,234,172
14,312	Pathward Financial, Inc.	1,044,060
8,565	PCB Bancorp	160,251
10,556	Peapack-Gladstone Financial Corp.	299,790
21,412	Peoples Bancorp, Inc.	635,080
5,998	Peoples Financial Services Corp.	266,731
3,539	Plumas Bancorp (b)	153,133
14,303	Ponce Financial Group, Inc. (a)	181,219
7,917	Preferred Bank	662,336
14,839	Primis Financial Corp.	144,977
10,146	QCR Holdings, Inc.	723,613
10,619	RBB Bancorp	175,214
4,067	Red River Bancshares, Inc.	210,061
10,382	Republic Bancorp, Inc., Class A	662,579
22,966	S&T Bancorp, Inc.	850,890
51,389	Seacoast Banking Corp. of Florida	1,322,239
20,006	Shore Bancshares, Inc.	270,881
8,639	Sierra Bancorp	240,855
75,516	Simmons First National Corp., Class A	1,550,344
9,839	South Plains Financial, Inc.	325,868
4,897	Southern First Bancshares, Inc. (a)	161,209
6,770	Southern Missouri Bancorp, Inc.	352,175
5,934	Southern States Bancshares, Inc.	212,141
17,671	Stock Yards Bancorp, Inc.	1,220,359
27,620	Texas Capital Bancshares, Inc. (a)	2,063,214
168,552	TFS Financial Corp.	2,088,359
8,212	Third Coast Bancshares, Inc. (a)	274,034
45,182	TowneBank	1,544,773
19,811	TriCo Bancshares	791,846
14,060	Triumph Financial, Inc. (a)	812,668
11,410	TrustCo Bank Corp.	347,777
36,475	Trustmark Corp.	1,258,023
43,572	UMB Financial Corp.	4,405,129
Shares	Description	Value

	Banks (Continued)
85,965	United Bankshares, Inc.	$2,980,407
5,993	Unity Bancorp, Inc.	243,915
17,409	Univest Financial Corp.	493,719
32,703	Veritex Holdings, Inc.	816,594
15,609	VersaBank	161,709
48,953	WaFd, Inc.	1,399,077
11,571	Washington Trust Bancorp, Inc.	357,081
40,169	WesBanco, Inc.	1,243,632
10,105	West BanCorp, Inc.	201,494
16,031	Westamerica BanCorp	811,650
40,042	Wintrust Financial Corp.	4,503,123
35,150	WSFS Financial Corp.	1,823,231
		112,930,185
	Financial Services — 1.5%
8,145	Cass Information Systems, Inc.	352,271
27,524	Merchants Bancorp	1,018,388
15,790	NewtekOne, Inc.	188,849
11,598	Waterstone Financial, Inc.	155,993
		1,715,501
	Total Common Stocks	114,645,686
	(Cost $125,676,403)
MONEY MARKET FUNDS — 0.0%
76,954	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (c)	76,954
	(Cost $76,954)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.3%
$312,892	JPMorgan Chase & Co., 4.36% (c), dated 03/31/25, due 04/01/25, with a maturity value of $312,930. Collateralized by U.S. Treasury Securities, interest rates of 2.38% to 4.63%, due 02/15/42 to 02/15/55. The value of the collateral including accrued interest is $319,150. (d)	312,892
	(Cost $312,892)

	Total Investments — 100.2%	115,035,532
	(Cost $126,066,249)
	Net Other Assets and Liabilities — (0.2)%	(260,124)
	Net Assets — 100.0%	$114,775,408

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $303,748 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $312,892.

(c)	Rate shown reflects yield as of March 31, 2025.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 114,645,686	$ 114,645,686	$ —	$ —
Money Market Funds	76,954	76,954	—	—
Repurchase Agreements	312,892	—	312,892	—
Total Investments	$115,035,532	$114,722,640	$312,892	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund
Additional Information
March 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, Clean Edge®, OMX®, Nasdaq OMX®, Nasdaq-100 Equal WeightedTM Index,
Nasdaq-100 Technology SectorTM Index, Nasdaq-100 Ex-Tech SectorTM Index, Nasdaq® Clean Edge® Green EnergyTM Index, ISE Clean Edge WaterTM Index, ISE-Revere Natural GasTM Index and Nasdaq OMX® ABA Community BankTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc., Clean Edge, Inc., and American Bankers Association, respectively, (together with their affiliates hereinafter referred to as the “Corporations”), and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
S&P United States REIT Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P on their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for the errors, omissions or interruptions of the Index.